Accounts receivable (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Receivables from contracts with customers
Related parties	$ 147	$ 63
Accounts receivable	2,379	2,410
Expected credit loss	(54)	(52)
Accounts receivable, net	2,325	2,358
Iron Solutions [Member]
Receivables from contracts with customers
Third parties	1,389	1,540
Energy Transition Metals [Member]
Receivables from contracts with customers
Third parties	830	788
All other segments [member]
Receivables from contracts with customers
Third parties	$ 13	$ 19